Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	July 2012
Distribution Date	08/15/12
Transaction Month	18
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		January 1, 2011
Closing Date:		January 27, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:		$945,358,024.43

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%		February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%		November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%		April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%		December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%		April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%		June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$43,395,186.89	0.1650007	$22,478,260.01	0.0854687	$20,916,926.88
Class A-3 Notes	$247,000,000.00	1.0000000	$247,000,000.00	1.0000000	$-
Class A-4 Notes	$116,600,000.00	1.0000000	$116,600,000.00	1.0000000	$-
Class B Notes	$34,030,000.00	1.0000000	$34,030,000.00	1.0000000	$-
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$473,175,186.89	0.5138852	$452,258,260.01	0.4911686	$20,916,926.88

Weighted Avg. Coupon (WAC)	4.54%		4.53%
Weighted Avg. Remaining Maturity (WARM)	43.57		42.66
Pool Receivables Balance	$524,934,375.51		$503,165,823.74
Remaining Number of Receivables	42,985		41,866

Adjusted Pool Balance	$506,735,396.76		$485,818,469.88

III. COLLECTIONS

Principal:
Principal Collections	$21,035,248.72
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$413,074.11
Total Principal Collections	$21,448,322.83

Interest:
Interest Collections	$1,961,234.77
Late Fees & Other Charges	$32,353.02
Interest on Repurchase Principal	$-
Total Interest Collections	$1,993,587.79

Collection Account Interest	$2,845.02
Reserve Account Interest	$690.29
Servicer Advances	$-

Total Collections	$23,445,445.93

1 of 3

Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	July 2012
Distribution Date	08/15/12
Transaction Month	18
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$23,445,445.93
Reserve Account Available					$4,726,790.12
Total Available for Distribution					$28,172,236.05
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$437,445.31		$437,445.31	$437,445.31
Collection Account Interest					$2,845.02
Late Fees & Other Charges					$32,353.02
Total due to Servicer					$472,643.35

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$24,952.23		$24,952.23
Class A-3 Notes		$238,766.67		$238,766.67
Class A-4 Notes		$172,956.67		$172,956.67

Total Class A interest:		$436,675.57		$436,675.57	$436,675.57

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$69,477.92		$69,477.92	$69,477.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$22,386,274.09

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$20,916,926.88

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$20,916,926.88
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$20,916,926.88		$20,916,926.88
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$20,916,926.88

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,469,347.21

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount					$18,198,978.75
Beginning Period Amount					$18,198,978.75
Current Period Amortization					$851,624.89
Ending Period Required Amount					$17,347,353.86
Ending Period Amount					$17,347,353.86
Next Distribution Date Amount					$16,516,729.85

2 of 3

Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	July 2012
Distribution Date	08/15/12
Transaction Month	18
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance				0.50%
Beginning Period Required Amount				$4,726,790.12
Beginning Period Amount				$4,726,790.12
Current Period Release to Collection Account				$-
Current Period Deposit				$-
Current Period Release to Depositor				$-
Ending Period Required Amount (0.5% of APB of cut-off date)				$4,726,790.12
Ending Period Amount				$4,726,790.12

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%
		Beginning	Ending	Target
Overcollateralization Amount		$33,560,209.87	$ 33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool		3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool		6.62%	6.91%	6.91%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.67%	41,308	98.66%	$496,420,850.13
30 - 60 Days	1.00%	419	1.01%	$5,084,454.20
61 - 90 Days	0.24%	101	0.25%	$1,277,154.99
91 + Days	0.09%	38	0.08%	$383,364.42
		41,866		$503,165,823.74
Total
Delinquent Receivables 61 + days past due	0.33%	139	0.33%	$1,660,519.41
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.30%	130	0.28%	$1,460,887.40
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.26%	113	0.24%	$1,312,023.96
Three-Month Average Delinquency Ratio	0.30%		0.28%

Repossession in Current Period		32		$488,157.73
Repossession Inventory		45		$358,068.02

Charge-Offs
Gross Principal of Charge-Off for Current Period				$733,303.05
Recoveries				$(413,074.11)
Net Charge-offs for Current Period				$320,228.94

Beginning Pool Balance for Current Period				$524,934,375.51

Net Loss Ratio				0.73%
Net Loss Ratio for 1st Preceding Collection Period				0.79%
Net Loss Ratio for 2nd Preceding Collection Period				0.21%
Three-Month Average Net Loss Ratio for Current Period				0.58%

Cumulative Net Losses for All Periods				$3,783,040.40
Cumulative Net Losses as a % of Initial Pool Balance				0.39%

Principal Balance of Extensions				$2,022,655.76
Number of Extensions				125

3 of 3